RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Trade receivables	$ 3,684	$ 5,477
Liabilities:
Trade Payables	1,465	1,524
Other accounts payable and accrued expenses	1,490	1,739
Balances With Related Parties [Member]
Assets:
Trade receivables	2	2
Liabilities:
Trade Payables	184	155
Other accounts payable and accrued expenses	$ 16	$ 11